Net Loss Per Share - Computation of basic and diluted net loss per share (Details) - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Numerator:
Net Loss	$ (28,582,981)	$ (30,200,182)
Net loss attributable to ordinary shareholders	$ (28,582,981)	$ (30,200,182)
Shares (Denominator):
Weighted average number of ordinary shares outstanding, Basic (in shares)	3,086,630,271	3,163,501,054
Weighted average number of ordinary shares outstanding, Diluted (in shares)	3,086,630,271	3,163,501,054
Net loss earnings per share-basic and diluted	$ (0.01)	$ (0.01)